ONE SHELL PLAZA 910 LOUISIANA HOUSTON, TEXAS 77002-4995 TEL +1 713.229.1234 FAX +1 713.229.1522 www.bakerbotts.com	ABU DHABI AUSTIN BEIJING DALLAS DUBAI HONG KONG HOUSTON LONDON MOSCOW NEW YORK PALO ALTO RIYADH WASHINGTON

March 12, 2010 065485.0145 VIA EDGAR	Ted W. Paris TEL +1 (713) 229-1838 FAX +1(713) 229-7738 ted.paris@bakerbotts.com

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Registration Statement on Form 10 of The Babcock & Wilcox Company

Ladies and Gentlemen:

On behalf of our client, The Babcock & Wilcox Company (the “Company”), we hereby submit for filing with the Securities and Exchange Commission a Registration Statement on Form 10 relating to the registration of the Company’s common stock, par value $0.01 per share, under the Securities Exchange Act of 1934, as amended.

Please telephone the undersigned at (713) 229-1838 if you have any questions in connection with the above. In addition, please send copies of all correspondence regarding the Company directly to the undersigned at Baker Botts L.L.P., One Shell Plaza, 910 Louisiana Street, Houston, Texas 77002.

Very truly yours,

BAKER BOTTS L.L.P.

By:

Ted W. Paris

Enclosure

cc:	Mr. James D. Canafax	James H. Mayor (Firm)
	McDermott International, Inc.	Hillary H. Holmes (Firm)
777 N. Eldridge Pkwy
Houston, TX 77079